Commitments, Contingencies and Guarantees (Details) $ in Millions	Dec. 31, 2023 CAD ($)
Commitments, Contingencies and guarantees
Product transportation and storage	$ 20,094
Energy services	502
Exploration work commitments	529
Other	1,006
Total	22,131
Maximum Potential Amount Payable Under Indemnification Agreements	125
2024
Commitments, Contingencies and guarantees
Product transportation and storage	1,652
Energy services	112
Other	435
Total	2,199
2025
Commitments, Contingencies and guarantees
Product transportation and storage	1,625
Energy services	111
Exploration work commitments	53
Other	181
Total	1,970
2026
Commitments, Contingencies and guarantees
Product transportation and storage	1,438
Energy services	130
Exploration work commitments	1
Other	120
Total	1,689
2027
Commitments, Contingencies and guarantees
Product transportation and storage	1,420
Energy services	71
Other	70
Total	1,561
2028
Commitments, Contingencies and guarantees
Product transportation and storage	1,400
Energy services	30
Other	30
Total	1,460
Thereafter
Commitments, Contingencies and guarantees
Product transportation and storage	12,559
Energy services	48
Exploration work commitments	475
Other	170
Total	$ 13,252